Cost of Sales	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cost of Sales
6.	COST OF SALES

		12.31.2018		12.31.2017		12.31.2016
Inventories at the beginning of the year		3,830,615,739		4,122,232,515		3,306,816,211
Finished products	206,308,504		268,151,753		227,757,010
Products in progress	919,201,091		1,169,754,059		562,533,941
Raw materials, materials, spare parts, fuels and inventory in transit	2,705,106,144		2,684,326,703		2,516,525,260

Acquisition of inventories from business combination under common control (Note 16)		—		—		334,968,425
Currency translation differences		97,007,100		(8,531,548)		—

Purchases and production expenses for the year		20,510,235,877		18,226,854,574		15,634,623,354

Inventories at the end of the year		(4,455,064,664)		(3,830,615,739)		(4,122,232,517)
Finished products	(387,427,380)		(206,308,504)		(268,151,754)
Products in progress	(1,076,713,866)		(919,201,091)		(1,169,754,059)
Raw materials, materials, spare parts, fuels and inventory in transit	(2,990,923,418)		(2,705,106,144)		(2,684,326,704)

Cost of sales		19,982,794,052		18,509,939,802		15,154,175,473

The detail of production expenses is as follows:

	12.31.2018	12.31.2017	12.31.2016
Fees and compensation for services	338,361,431	240,188,021	93,169,996
Salaries, wages and social security charges	3,378,324,270	3,394,584,722	2,920,013,396
Transport and travelling expenses	154,985,074	143,049,709	115,920,422
Data processing	16,022,004	13,462,402	10,071,056
Taxes, contributions and commissions	297,520,458	273,981,570	235,008,269
Depreciation	2,168,377,652	1,778,059,159	1,745,929,546
Preservation and maintenance costs	1,925,898,405	2,026,701,131	1,718,296,176
Communications	17,380,962	16,139,712	16,348,437
Leases	50,627,223	40,083,823	46,386,600
Employee benefits	73,886,824	78,909,050	64,774,031
Water, natural gas and energy services	5,864,370	6,011,499	5,242,619
Freight	1,741,333,971	1,756,121,044	865,177,629
Thermal energy	3,174,560,678	2,468,858,624	2,332,106,394
Insurance	42,604,268	37,350,338	38,288,531
Packaging	711,820,053	607,452,248	683,413,507
Electrical power	2,038,236,493	1,562,375,458	1,507,985,880
Contractors	1,490,539,443	1,203,451,827	1,101,169,172
Tolls	3,981,497	7,366,963	19,973,426
Canon (Concession fee)	18,081,077	18,256,120	17,725,138
Security	118,815,399	130,126,322	114,647,519
Others	228,022,708	261,092,583	218,399,693

Total	17,995,244,260	16,063,622,325	13,870,047,437